Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,546,341.25

Principal:
Principal Collections	$29,087,461.02
Prepayments in Full	$18,305,841.29
Liquidation Proceeds	$435,987.39
Recoveries	$4,738.43
Sub Total	$47,834,028.13
Collections	$51,380,369.38

Purchase Amounts:
Purchase Amounts Related to Principal	$258,190.60
Purchase Amounts Related to Interest	$1,055.39
Sub Total	$259,245.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,639,615.37

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$51,639,615.37
Servicing Fee	$996,078.01	$996,078.01	$0.00	$0.00	$50,643,537.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,643,537.36
Interest - Class A-2 Notes	$201,376.00	$201,376.00	$0.00	$0.00	$50,442,161.36
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$49,996,608.03
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$49,859,445.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,859,445.03
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$49,781,712.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,781,712.11
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$49,724,886.11
Third Priority Principal Payment	$5,888,886.58	$5,888,886.58	$0.00	$0.00	$43,835,999.53
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$43,763,651.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,763,651.61
Regular Principal Payment	$40,404,620.11	$40,404,620.11	$0.00	$0.00	$3,359,031.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,359,031.50
Residual Released to Depositor	$0.00	$3,359,031.50	$0.00	$0.00	$0.00
Total		$51,639,615.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,888,886.58
Regular Principal Payment					$40,404,620.11
Total					$46,293,506.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,293,506.69	$91.13	$201,376.00	$0.40	$46,494,882.69	$91.53
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$46,293,506.69	$28.76	$990,999.17	$0.62	$47,284,505.86	$29.38

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$396,149,512.45	0.7798219	$349,856,005.76	0.6886929
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,116,549,512.45	0.6935521	$1,070,256,005.76	0.6647966

Pool Information
Weighted Average APR	3.511%	3.495%
Weighted Average Remaining Term	48.22	47.44
Number of Receivables Outstanding	61,307	59,689
Pool Balance	$1,195,293,610.21	$1,146,829,809.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,124,750,863.33	$1,079,090,625.87
Pool Factor	0.7142198	0.6852614

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$17,202,447.15
Yield Supplement Overcollateralization Amount	$67,739,184.05
Targeted Overcollateralization Amount	$76,573,804.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,573,804.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		170	$376,319.99
(Recoveries)		27	$4,738.43
Net Losses for Current Collection Period			$371,581.56
Cumulative Net Losses Last Collection Period			$1,551,727.27
Cumulative Net Losses for all Collection Periods			$1,923,308.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.94%	488	$10,763,161.57
61-90 Days Delinquent	0.08%	38	$916,699.44
91-120 Days Delinquent	0.04%	14	$433,819.06
Over 120 Days Delinquent	0.02%	9	$236,482.07
Total Delinquent Receivables	1.08%	549	$12,350,162.14

Repossession Inventory:
Repossessed in the Current Collection Period		41	$913,972.31
Total Repossessed Inventory		51	$1,267,827.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2548%
Prior Collection Period			0.3373%
Current Collection Period			0.3808%
Three Month Average			0.3243%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0699%
Prior Collection Period			0.1028%
Current Collection Period			0.1022%
Three Month Average			0.0916%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer